LOANS AND FINANCING - Additional information (Details) R$ in Thousands, $ in Thousands		3 Months Ended				6 Months Ended
	Jan. 06, 2026 BRL (R$)	Jun. 30, 2026 BRL (R$)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 BRL (R$) Rate	Jun. 30, 2025 BRL (R$)	Jun. 30, 2026 USD ($) Rate shares	Jun. 30, 2026 BRL (R$) Rate shares	Jun. 30, 2025 BRL (R$)
Disclosure of detailed information about borrowings [line items]
GUC		R$ 0			R$ 0		R$ 800,145	R$ 0
Proceeds from non-current borrowings | $						$ 1,400,000
Funding (–) costs							7,585,925
Senior Notes
Disclosure of detailed information about borrowings [line items]
Substantial strengthening of shareholders’ equity	R$ 7,364,320
Warrants distributed free							1,152,289
Increase (decrease) to profit (loss) to reflect dilutive effect resulting from assumed conversion of potential ordinary shares							1,880,510
Loss on capital increase							130,449
Exit notes
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings			$ 1,400,000	R$ 7,196,439
Cost of non-current proceeds borrowing				80,132
Discount on non-current proceeds borrowing				R$ 69,506
Average nominal rate p.a. | Rate				9.90%
DIP 2026
Disclosure of detailed information about borrowings [line items]
Increase (decrease) to profit (loss) to reflect dilutive effect resulting from assumed conversion of potential ordinary shares							(2,443,466)
Increase (decrease) through DIP							1,782,272
Working Capital Financing
Disclosure of detailed information about borrowings [line items]
Funding (–) costs							R$ 330,000
interest average rate | Rate						100.00%	100.00%
Common shares | Senior Notes
Disclosure of detailed information about borrowings [line items]
Substantial strengthening of shareholders’ equity	121,518
Warrants distributed free (in shares) | shares						52,197,206	52,197,206
Common shares | DIP 2026
Disclosure of detailed information about borrowings [line items]
Conversion into shares – DIP (in shares) | shares						108,352,246	108,352,246